UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22015

NCM Capital Investment Trust

(Exact name of registrant as specified in charter)

2634 Durham-Chapel Hill Boulevard, Suite 206, Durham, North Carolina 27707

(Address of principal executive offices)                               (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: Last day of February

Date of reporting period: February 28, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report 2009

February 28, 2009

NCM CAPITAL MID-CAP GROWTH FUND

NO LOAD CLASS SHARES

INVESTOR CLASS SHARES

RETAIL CLASS SHARES

This report and the financial statements contained herein are submitted for the general information of the shareholders of the NCM Capital Mid-Cap Growth Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC 27603, Phone 1-866-515-4626.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the NCM Capital Mid-Cap Growth Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: manager risk, market risk, mid-cap securities risk, investment style risk, and issuer risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncmcapital.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncmcapital.com or by calling Shareholder Services at 1-866-515-4626. The prospectus should be read carefully before investing.

Stated performance in the Fund was achieved at some point or all points during the period by waiving or reimbursing part of the Fund’s total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about April 29, 2009.

For More Information on Your NCM Capital Mid-Cap Growth Fund:

See Our Web site @ www.ncmcapital.com

or

Call Our Shareholder Services Group Toll-Free at 1-866-515-4626.

February 28, 2009

Dear Shareholder,

General Market Overview

The last twelve months have been the most challenging for the economy in a generation. The fallout from the end of the housing bubble has led to a great deal of turmoil in the economy, ultimately centering on the financial sector. We have seen the collapse of Bear Stearns, Lehman Brothers, Washington Mutual, and IndyMac Bank, the nationalization of Fannie Mae and Freddie Mac, and the continuing bailout of insurance giant American International Group.

By the end of the 3rd quarter debt market liquidity had dried up leading to problems for any firms that needed access to capital markets. The response by the US and other countries has been massive global financial stimulus. The liquidity situation has improved since that time, but the situation is still somewhat fragile. Multiple programs have been initiated including some, given their size and complexity, which are only now beginning to have an economic impact.

Ultimately the economy tipped into recession. The consumer was not able to fill the breach unlike the prior downturn. Rising unemployment coupled with already-high debt levels led to significantly weaker consumer spending. Notably, car sales dropped to levels not seen in decades and retailers suffered through a dismal holiday season. The market felt these effects and a weak stock market weakened even further in October and remained soft into 2009.

Fund Highlights

Highlights for the Fund in the last twelve months were in the Consumer Discretionary and Information Technology sectors which benefitted from stock selection in names that have good fundamentals despite the weak economy such as automobile parts retailer AutoZone, Inc. and tax preparation and accounting software company Intuit Inc. Other strong contributors include Priceline.com Inc. that continues to grow its online travel platform and ITC Holdings Corp., a transmission-only utility, operating in a favorable regulatory environment. At the same time, the Fund saw weakness in the Industrial and Consumer Staples sectors where the progressively weakening economy and the strengthening of the US dollar hurt several holdings such as crane manufacturer The Manitowoc Company, Inc. and nutritional and dietary supplement supplier Herbalife Ltd.

At NCM we spend little time on market forecasts and focus instead on prospects of individual companies, one by one. However, we have always believed stock prices are determined by earnings. If the consensus earnings estimates are correct, we could see an upward bias in stock prices begin to occur at any moment. However, we also believe that the consensus estimates of year over year growth in earnings in Q4 are likely somewhat optimistic, both in magnitude and timing. The ride between now and the end of the year will likely be anything but uneventful, and many opportunities (and pitfalls) will present themselves along the way.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncmcapital.com or by calling Shareholder Services at 1-866-515-4626. The prospectus should be read carefully before investing.

Investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: manager risk, market risk, mid-cap securities risk, investment style risk, and issuer risk. More information about these risks and other risks can be found in the Fund’s prospectus.

NCM Capital Advisers, Inc. is a registered investment adviser. More information about the about the adviser can be obtained by visiting www.ncmcapital.com.

Statements that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

NCM CAPITAL MID-CAP GROWTH FUND - No Load Class Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 6, 2007 (Date of Initial Public Investment) to February 28, 2009

Performance Returns for the periods ended February 28, 2009
Average Annual Total Returns	One Year	Since Inception*	Gross Expense Ratio**
NCM Capital Mid-Cap Growth Fund – No Load Class Shares	(46.06)%	(35.39)%	59.11%

Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
NCM Capital Mid-Cap Growth Fund – No Load Class Shares	(51.40)%	$4,860
Russell Mid-Cap Growth Index	(52.06)%	$4,794

	NCM Capital Mid-Cap Growth Fund - No Load Class Shares	Russell Mid-Cap Growth Index
7/6/2007	$10,000	$10,000
8/31/2007	$9,850	$9,552
11/30/2007	$10,110	$9,732
2/29/2008	$9,010	$8,846
5/31/2008	$9,580	$9,812
8/31/2008	$8,430	$8,828
11/30/2008	$5,070	$5,240
2/28/2009	$4,860	$4,794

The graph assumes an initial $10,000 investment at July 6, 2007 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of The NCM Capital Mid-Cap Growth Fund – No Load Class Shares (the “Fund”) versus the Russell Mid-Cap Growth Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

* The Fund’s inception date – July 6, 2007 (Date of Initial Public Investment).

** The gross expense ratio shown is from the Fund’s prospectus dated June 30, 2008. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.ncmcapital.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*
Actual	$1,000.00	$576.50	$6.02
Hypothetical (5% return before expenses)	$1,000.00	$1,017.16	$7.70

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 1.54%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the six month period ending February 28, 2009).

NCM CAPITAL MID-CAP GROWTH FUND - Investor Class Shares

Performance Update - $1,500,000 Investment (Unaudited)

For the period from July 6, 2007 (Date of Initial Public Investment) to February 28, 2009

Performance Returns for the periods ended February 28, 2009
Average Annual Total Returns	One Year	Since Inception*	Gross Expense Ratio**
NCM Capital Mid-Cap Growth Fund – Investor Class Shares	(46.22)%	(35.55)%	59.26%

Cumulative Total Investment Returns	Since Inception*	Final Value of $1,500,000 Investment
NCM Capital Mid-Cap Growth Fund – Investor Class Shares	(51.60)%	$726,000
Russell Mid-Cap Growth Index	(52.06)%	$719,044

	NCM Capital Mid-Cap Growth Fund - Investor Class Shares	Russell Mid-Cap Growth Index
7/6/2007	$1,500,000	$1,500,000
8/31/2007	$1,476,000	$1,432,818
11/30/2007	$1,515,000	$1,459,767
2/29/2008	$1,350,000	$1,326,933
5/31/2008	$1,435,500	$1,471,730
8/31/2008	$1,261,500	$1,324,291
11/30/2008	$759,000	$786,054
2/28/2009	$726,000	$719,044

The graph assumes an initial $1,500,000 investment at July 6, 2007 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of The NCM Capital Mid-Cap Growth Fund – Investor Class Shares (the “Fund”) versus the Russell Mid-Cap Growth Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

* The Fund’s inception date – July 6, 2007 (Date of Initial Public Investment).

** The gross expense ratio shown is from the Fund’s prospectus dated June 30, 2008. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.ncmcapital.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*
Actual	$1,000.00	$575.50	$6.60
Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$8.45

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 1.69%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the six month period ending February 28, 2009).

NCM CAPITAL MID-CAP GROWTH FUND - Retail Class Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 6, 2007 (Date of Initial Public Investment) to February 28, 2009

Performance Returns for the periods ended February 28, 2009
Average Annual Total Returns	One Year	Since Inception*	Gross Expense Ratio**
NCM Capital Mid-Cap Growth Fund – Retail Class Shares No Sales Load	(46.11)%	(35.47)%	59.11%
NCM Capital Mid-Cap Growth Fund – Retail Class Shares 4.5% Maximum Sales Load	(48.54)%	(37.24)%	59.11%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
NCM Capital Mid-Cap Growth Fund – Retail Class Shares No Sales Load	(51.50)%	$4,850
NCM Capital Mid-Cap Growth Fund – Retail Class Shares 4.5% Maximum Sales Load	(53.68)%	$4,632
Russell Mid-Cap Growth Index	(52.06)%	$4,794

	NCM Capital Mid-Cap Growth Fund - Retail Class Shares	Russell Mid-Cap Growth Index
7/6/2007	$10,000	$10,000
8/31/2007	$10,220	$9,552
11/30/2007	$10,110	$9,732
2/29/2008	$9,000	$8,846
5/31/2008	$9,580	$9,812
8/31/2008	$8,430	$8,829
11/30/2008	$5,070	$5,240
2/28/2009	$4,850	$4,794

The graph assumes an initial $10,000 investment ($9,550 after maximum sales load of 4.50%) at July 6, 2007 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of The NCM Capital Mid-Cap Growth Fund – Retail Class Shares (the “Fund”) versus the Russell Mid-Cap Growth Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

* The Fund’s inception date – July 6, 2007 (Date of Initial Public Investment).

** The gross expense ratio shown is from the Fund’s prospectus dated June 30, 2008. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.ncmcapital.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*
Actual	$1,000.00	$575.30	$6.02
Hypothetical (5% return before expenses)	$1,000.00	$1,017.16	$7.70

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 1.54%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the six month period ending February 28, 2009).

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments

As of February 28, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 96.30%

Consumer Discretionary - 18.75%
*	AutoZone Inc	64	$ 9,103
*	Bally Technologies Inc	307	5,710
	DeVry Inc	128	6,650
*	Gymboree Corp	265	6,816
*	Liberty Media Corp - Entertainment	559	9,682
*	Priceline.com Inc	116	9,844
	Ross Stores Inc	284	8,384
			56,189
Consumer Staples - 4.29%
	Herbalife Ltd	260	3,546
	Molson Coors Brewing Co	264	9,301
			12,847
Energy - 8.63%
	Cimarex Energy Co	179	3,517
*	Gulfmark Offshore Inc	100	2,089
	Helmerich & Payne Inc	212	5,016
*	IHS Inc	76	3,095
	Massey Energy Co	237	2,737
	Murphy Oil Corp	155	6,481
	Williams Cos Inc	260	2,938
			25,873
Financials - 5.33%
	Invesco Ltd	325	3,715
*	TD Ameritrade Holding Corp	455	5,401
*	The NASDAQ OMX Group Inc	329	6,876
			15,992
Health Care - 14.14%
*	Alexion Pharmaceuticals Inc	138	4,720
	C.R. Bard Inc	87	6,983
*	Edwards Lifesciences Corp	106	5,895
*	Laboratory Corp of America Holdings	96	5,281
*	St Jude Medical Inc	289	9,583
*	United Therapeutics Corp	148	9,932
			42,394
			(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments

As of February 28, 2009
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Industrials - 15.99%
*	Alliant Techsystems Inc	97	$ 6,854
*	BE Aerospace Inc	1,196	8,922
	Cooper Industries Ltd	288	6,074
*	Esterline Technologies Corp	301	7,627
	Flowserve Corp	171	8,630
*	Kirby Corp	268	5,907
	The Manitowoc Co Inc	956	3,920
			47,934
Information Technology - 19.09%
	Altera Corp	561	8,600
*	Citrix Systems Inc	333	6,853
*	Cognizant Technology Solutions Corp	321	5,906
*	Equinix Inc	136	6,312
	Global Payments Inc	246	7,547
*	Intuit Inc	342	7,794
	Linear Technology Corp	388	8,458
*	NetApp Inc	428	5,752
			57,222
Materials - 3.99%
	Ecolab Inc	161	5,117
	RPM International Inc	439	4,759
	Steel Dynamics Inc	251	2,096
			11,972
Telecommunication Services - 2.77%
	CenturyTel Inc	315	8,294
			8,294
Utilities - 3.32%
	ITC Holdings Corp	86	3,176
	National Fuel Gas Co	224	6,789
			9,965

	Total Common Stocks (Cost $442,037)		288,682

INVESTMENT COMPANY - 8.45%

§	Evergreen Money Market Fund, 0.40%	25,338	25,338

Total Investment Company (Cost $25,338)	25,338

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments

As of February 28, 2009
		Shares	Value (Note 1)

Total Value of Investments (Cost $467,375) - 104.75%			$ 314,020

Liabilities in Excess of Other Assets - (4.75)%			(14,229)

Net Assets -100%			$ 299,791

* Non-income producing investment
§ Represents 7 day effective yield.

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	18.75%	$ 56,189
Consumer Staples	4.29%	12,847
Energy	8.63%	25,873
Financials	5.33%	15,992
Health Care	14.14%	42,394
Industrials	15.99%	47,934
Information Technology	19.09%	57,222
Materials	3.99%	11,972
Telecommunication Services	2.77%	8,294
Utilities	3.32%	9,965
Other	8.45%	25,338
Total	104.75%	$ 314,020

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Statement of Assets and Liabilities

As of February 28, 2009

Assets:
Investments, at value (cost $467,375)	$314,020
Receivables:
Dividends and interest	362
Prepaid expenses
Fund accounting fees	3,750
Compliance services fees	656
Other expenses	11,385

Total assets	330,173

Liabilities:
Payables:
Investments purchased	935
Fund shares repurchased	12
Accrued expenses	15,242
Due to affiliates:
Adviser (note 2)	14,193

Total liabilities	30,382

Net Assets	$299,791

Net Assets Consist of:
Capital (par value and paid in surplus)	$570,522
Accumulated net realized loss on investments	(117,376)
Net unrealized depreciation on investments	(153,355)

Total Net Assets	$299,791

No Load Class Shares outstanding, $0.001 par value (unlimited authorized shares)	52,492
Net Assets	$254,857
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$4.86

Investor Class Shares outstanding, $0.001 par value (unlimited authorized shares)	2,000
Net Assets	$9,683
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$4.84

Retail Class Shares outstanding, $0.001 par value (unlimited authorized shares)	7,263
Net Assets	$35,251
Net Asset Value, Redemption Price Per Share	$4.85
Maximum Offering Price Per Share ($4.85 ÷ 95.50%)	$5.08

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Statement of Operations

For the year ended February 28, 2009

Investment Income:
Dividends (Net of foreign tax withheld of $69)	$4,592

Total Income	4,592

Expenses:
Advisory fees (note 2)	3,651
Administration fees (note 2)	24,000
Transfer agent fees(note 2)	35,564
Fund accounting fees (note 2)	45,043
Compliance service fees(note 2)	7,750
Custody fees	5,916
Distribution and service fees - No Load Class Shares (note 3)	905
Distribution and service fees - Investor Class Shares(note 3)	58
Distribution and service fees - Retail Class Shares(note 3)	132
Registration and filing administration fees (note 2)	23,451
Legal fees	26,055
Audit and tax preparation fees	15,500
Registration and filing expenses	46,455
Printing expenses	122
Trustee fees and meeting expenses	15,361
Securities pricing fees	3,955
Other operating expenses	7,913

Total Expenses	261,831

Expenses reimbursed by adviser(note 2)	(251,490)
Advisory fees waived (note 2)	(3,651)

Net Expenses	6,690

Net Investment Loss	(2,098)

Realized and Unrealized Loss on Investments

Net realized loss from investment transactions	(98,570)
Realized loss from securities transaction distributed on redemption of capital shares	(2,218)
Change in unrealized depreciation on investments	(134,420)

Realized and Unrealized Loss on Investments	(235,208)

Net Decrease in Net Assets Resulting from Operations	$(237,306)

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Statements of Changes in Net Assets
	Year Ended	Period Ended
	February 28,	February 29,
	2009	2008 (a)

Operations:
Net investment loss	$(2,098)	$(2,680)
Net realized loss from investment transactions	(98,570)	(18,806)
Excess of book value over market value from investment
transactions distributed on redemption of capital shares	(2,218)	-
Change in unrealized depreciation on investments	(134,420)	(18,935)

Net Decrease in Net Assets Resulting from Operations	(237,306)	(40,421)

Capital Share Transactions: (note 7)
No Load Class Shares
Shares sold	102,612	423,362
Shares repurchased	(97,840)	(616)
Investor Class Shares
Shares sold	-	-
Shares repurchased	-	-
Retail Class Shares
Shares sold	-	50,000
Shares repurchased	-	-

Increase from Capital Share Transactions	4,772	472,746

Net (Decrease) Increase in Net Assets	(232,534)	432,325

Net Assets:
Beginning of Period	532,325	100,000
End of Period	$299,791	$532,325

Undistributed Net Investment Income	$-	$-

(a)	For the period from July 6, 2007 (Date of Initial Public Investment) to February 29, 2008.

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Financial Highlights
	No Load Class Shares
	February 28,	February 29,
For a share outstanding during the year or period ended	2009	2008 (a)
Net Asset Value, Beginning of Period	$ 9.01	$ 10.00
Loss from Investment Operations
Net investment loss	(0.03)	(0.04)
Net realized and unrealized loss on securities	(4.12)	(0.95)
Total from Investment Operations	(4.15)	(0.99)

Net Asset Value, End of Period	$ 4.86	$ 9.01

Total Return (d)	(46.06)%	(9.90)%	(c)

Net Assets, End of Period (in thousands)	$ 255	$ 449
Average Net Assets for the Period (in thousands)	$ 362	$ 379

Ratio of Gross Expenses to Average Net Assets (e)	61.45%	59.10%	(b)
Ratio of Net Expenses to Average Net Assets (e)	1.55%	1.55%	(b)
Ratio of Net Investment Loss to Average Net Assets	(0.48)%	(0.88)%	(b)
Portfolio turnover rate	128.45%	59.98%	(c)

	Investor Class Shares
	February 28,	February 29,
For a share outstanding during the year or period ended	2009	2008 (a)
Net Asset Value, Beginning of Period	$ 9.00	$ 10.00
Loss from Investment Operations
Net investment loss	(0.05)	(0.07)
Net realized and unrealized loss on securities	(4.11)	(0.93)
Total from Investment Operations	(4.16)	(1.00)

Net Asset Value, End of Period	$ 4.84	$ 9.00

Total Return (d)	(46.22)%	(10.00)%	(c)

Net Assets, End of Period (in thousands)	$ 10	$ 18
Average Net Assets for the Period (in thousands)	$ 15	$ 20

Ratio of Gross Expenses to Average Net Assets (e)	58.36%	59.25%	(b)
Ratio of Net Expenses to Average Net Assets (e)	1.70%	1.70%	(b)
Ratio of Net Investment Loss to Average Net Assets	(0.63)%	(1.03)%	(b)
Portfolio turnover rate	128.45%	59.58%	(c)

(a)	For the period from July 6, 2007 (Date of Initial Public Investment) to February 29, 2008.
(b)	Annualized.
(c)	Not annualized.
(d)		Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Financial Highlights
	Retail Class Shares
	February 28,	February 29,
For a share outstanding during the year or period ended	2009	2008 (a)
Net Asset Value, Beginning of Period	$ 9.01	$ 10.00
Loss from Investment Operations
Net investment loss	(0.04)	(0.05)
Net realized and unrealized loss on securities	(4.12)	(0.94)
Total from Investment Operations	(4.16)	(0.99)

Net Asset Value, End of Period	$ 4.85	$ 9.01

Total Return (d)(e)	(46.17)%	(9.90)%	(c)

Net Assets, End of Period (in thousands)	$ 35	$ 65
Average Net Assets for the Period (in thousands)	$ 53	$ 63

Ratio of Gross Expenses to Average Net Assets (f)	58.26%	59.10%	(b)
Ratio of Net Expenses to Average Net Assets (f)	1.55%	1.55%	(b)
Ratio of Net Investment Loss to Average Net Assets	(0.48)%	(0.88)%	(b)
Portfolio turnover rate	128.45%	59.98%	(c)

(a)	For the period from July 6, 2007 (Date of Initial Public Investment) to February 29, 2008.
(b)	Annualized.
(c)	Not annualized.
(d)	Total return does not reflect sales charge.
(e)		Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)		The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements

For the year ended February 28, 2009

_____________________________________________________________________________________

1.	Organization and Significant Accounting Policies

NCM Capital Mid-Cap Growth Fund (the “Fund”) is a series fund. The Fund is part of the NCM Capital Investment Trust (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is classified as a “diversified” company as defined in the 1940 Act.

The Fund commenced operations July 6, 2007. The investment objective of the Fund is long-term capital appreciation by investing primarily in equity securities of medium-capitalization (“mid-cap”) U.S. companies. The Fund considers a mid-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $1 billion to $12 billion.

The Fund has an unlimited number of authorized shares, which are divided into three classes – No Load Class Shares, Investor Class Shares and Retail Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement

In September 2006, Financial Accounting Standards Board (“FASB”) issued Statement on Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements

For the year ended February 28, 2009

 _____________________________________________________________________________________

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets:

As of	Valuation Inputs	Investments In Securities
February 28, 2009	Level 1	$314,020
	Level 2	-
	Level 3	-

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions

The Fund may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Fund may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates

Adviser

The Fund pays a monthly advisory fee to NCM Capital Advisers, Inc. (the “Adviser”) based on the Fund’s average daily net assets at the annual rate of 0.85% of the first $250 million, 0.75% on the next $500 million and 0.65% on assets over $750 million.

The Adviser currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.55% of the average daily net assets of the Fund’s No Load Class Shares and Retail Class Shares and a maximum of 1.70% of the Investor Class Shares, exclusive of interest, taxes, brokerage fees and commissions, and extraordinary expenses. Acquired fund fees and expenses are also excluded from the limit to total Fund operating expenses. There can be no assurances that the foregoing voluntary fee waivers or reimbursements will continue.

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements

For the year ended February 28, 2009

 _____________________________________________________________________________________

Expense Limitation Ratio	Advisory Fees Waived	Expenses Reimbursed
1.55% No Load Class 1.70% Investor Class 1.55% Retail Class	$3,651	$251,490

Administrator

The Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the respective share class and calculated at the annual rates as shown in the schedule provided on the following page. The Administrator also receives compensation for fund accounting and recordkeeping service and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses (which are immaterial in amount). A breakdown of these fees is provided below.

Certain Trustees and officers of the Trust are also officers of the Adviser or the Administrator.

Administration Fees (a)			Fund Accounting Asset Based Fees
Average Net Assets Annual Rate		Fund Accounting Fees (monthly)(b)	Average Net Assets	Annual Rate	Blue Sky Administration Fees (annual)
First $50 Million Next $50 Million Next $50 Million Next $50 Million Over $200 Million	0.175% 0.150% 0.125% 0.100% 0.075%	$3,750	All Assets	0.01%	$150 per state per class

(a)	Subject to a minimum fee of $2,000 per month.

(b)  Subject to $2,250 for the first class, $750 for each additional class.

Compliance Services

The Nottingham Compliance Services, LLC, a wholly owned affiliate of The Nottingham Company, provides services which assists the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust as required by Rule 38a-1 of the Securities and Exchange Commission. It receives compensation for this service at an annual rate of $7,750.

Transfer Agent

North Carolina Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund. It receives compensation for its services based upon a fee of $15 per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of suchcharges to dealers through whom the sale was made, if any. For the fiscal year ended February 28, 2009, there were no sales charges retained.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted distribution and service plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act applicable to the No Load

                                                                                                                                                                      (Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements

For the year ended February 28, 2009

 _____________________________________________________________________________________

Class Shares, Investor Class Shares and Retail Class Shares. The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the No Load Class or Retail Class Shares or 0.40% per annum of the average daily net assets of the Investor Class Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of No Load Class Shares, Investor Class Shares and Retail Class Shares in the Fund or support servicing of those classes’ shareholder accounts. For the fiscal year ended February 28, 2009 the 12b-1 fee incurred for No Load Class Shares, Investor Class Shares and Retail Class Shares were $905, $58 and $132, respectively.

4.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) are shown in the table below:

Fiscal Year Ended	Purchases of Securities	Proceeds from Sales of Securities	Purchases of U.S. Government Obligations	Proceeds from Sales of U.S. Government Obligations
February 28, 2009	$561,901	$477,657	$ -	$ -
5.	In-Kind Distribution of Securities

During the year ended February 28, 2009, the Fund distributed portfolio securities in lieu of cash for shareholder redemptions. The value of these redemptions was as follows:

Value of the Redemptions	Net Realized Loss on Securities Distributed	Fund Shares Redeemed
$52,762	$2,218	6,592

Net realized losses from in-kind distributions are not deductible by the Fund. Such losses were reclassified to paid-in capital at the Fund’s fiscal year end. These transactions were completed following guidelines approved by the Trustees.

6.          Federal Income Tax

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue code and distribute to all shareholders all of its taxable income and gains. Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). Management reviewed the tax positions in the open tax years of 2007 and 2008 and determined that the implementation of FIN 48 had no impact on the Fund’s net assets or results of operations. As of and during the period ended February 28, 2009, the Fund does not have a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements

For the year ended February 28, 2009

 _____________________________________________________________________________________

Reclassifications to paid-in capital relate primarily to differing book/tax treatment of ordinary net investment losses. For the year ended February 28, 2009, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Paid-in Capital	$(4,316)
Undistributed Net Investment Income (Loss)	$2,098
Undistributed Net Realized Gain on Investments	$2,218

There were no distributions during the fiscal years ended February 28, 2009 or February 29, 2008.

At February 28, 2009, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$477,748

Unrealized Appreciation	$6,710
Unrealized Depreciation	(170,438)
Net Unrealized Appreciation (Depreciation)	(163,728)
Undistributed Ordinary Income	-
Accumulated Capital Losses	(63,112)
Other Book/Tax Differences	(43,891)

Distributable Earnings	$(270,731)

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales. Accumulated capital losses noted above represent net capital loss carryovers as of February 28, 2009 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. Capital loss carryforwards in the amounts of $4,613 and $58,499 are set to expire in fiscal years ending 2016 and 2017, respectively. Pursuant to federal income tax regulations applicable to investment companies, recognition of capital losses on certain transactions is deferred until the subsequent tax year. Consequently, realized losses reflected in the accompanying financial statements include net capital losses realized between November 1 and the funds fiscal year-end that have not been recognized for tax purposes. Other book to tax differences in the current year primarily consist of post-October loss deferrals.

7.	Capital Share Transactions

	No Load Class Shares		Investor Class Shares		Retail Class Shares
For the fiscal year or period ended	February 28, 2009	February 29, 2008 (a)	February 28, 2009	February 29, 2008 (a)	February 28, 2009	February 29, 2008 (a)
Transactions in Capital Shares
Shares sold	14,357	43,878	-	-	-	5,263
Reinvested distributions		-	-	-	-	-
Shares repurchased	(11,679)	(64)	-	-	-	-
Net Increase in Capital Shares	2,678	43,814	-	-	-	5,263
Shares Outstanding
Beginning of Period	49,814	6,000	2,000	2,000	7,263	2,000
End of Period	52,492	49,814	2,000	2,000	7,263	7,263

(a) Period from July 6, 2007 (Date of Initial Public Investment) to February 29, 2008

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Notes to Financial Statements

For the year ended February 28, 2009

  _____________________________________________________________________________________

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects that risk of loss to be remote.

(Continued)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of NCM Capital Investment Trust

and the Shareholders of NCM Capital Mid-Cap Growth Fund

We have audited the accompanying statement of assets and liabilities of NCM Capital Mid-Cap Growth Fund, a series of shares of beneficial interest of NCM Capital Investment Trust, including the schedule of investments, as of February 28, 2009, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the year then ended and for the period from July 6, 2007 (commencement of operations) through February 29, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2009 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of NCM Capital Mid-Cap Growth Fund as of February 28, 2009, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from July 6, 2007 through February 29, 2008, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

April 28, 2009

NCM CAPITAL MID-CAP GROWTH FUND

Additional Information

(Unaudited)

For the year ended February 28, 2009

_____________________________________________________________________________________

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available, without charge, upon request, by calling the fund at 1-866-515-4626. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.	Additional Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer of the Trust, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $13,550 during the fiscal year ended February 28, 2009 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.

Name, Age and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Genevia Gee Fulbright, 46 P.O. Box 13156 RTP, NC 27709-3156	Trustee	Since 4/2007	President and COO, Fulbright & Fulbright, CPA, PA since 2006; previously Vice-President 2002-2006.	1	AICPA Foundation
Samuel A. Young, 60 1403 Cascade Park Drive Atlanta, GA 30331	Trustee	Since 4/2007	President and CEO, Phoenix Educational Marketing, LLC since 2005; previously, Executive Vice President, Images USA, 2004-2005 and Vice President, Stein Communications, 1995-2004.	1	None

Name, Age and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Maceo K. Sloan**, 59 2634 Durham-Chapel Hill Blvd Suite 206 Durham, NC 27707	Chairman, President, and Principal Executive Officer	Since 4/2007	Chairman and CEO, NCM Capital Advisers, Inc. since 2003; Chairman, President, and CEO, Sloan Financial Group, Inc. since 1991; Chairman, CEO, and CIO, NCM Capital Management Group, Inc. since 1991.	1	The College Retirement Equities Fund (“CREF”), TIAA-CREF Institutional Mutual Funds, and SCANA Corp
* Basis of Interestedness: Mr. Sloan is an Interested Trustee because he is a principal owner and officer of NCM Capital Advisers, Inc., the investment adviser of the Fund.
Victoria A. Treadwell**, 52 2634 Durham-Chapel Hill Blvd Suite 206 Durham, NC 27707	Secretary and Chief Compliance Officer	Since 4/2007	President, NCM Capital Advisers, Inc. since 2003; President, NCM Capital Management Group, Inc. since 1997.	n/a	n/a
Michael L. Lawrence, 38 2634 Durham-Chapel Hill Blvd Suite 206 Durham, NC 27707	Treasurer and Principal Financial Officer	Since 4/2007	CFO and COO, NCM Capital Advisers, Inc. since 2003; CFO and COO, NCM Capital Management Group, Inc. since 2003; previously, Accountant and Auditor, Deloitte & Touche, 1993-2003.	n/a	n/a
A. Vason Hamrick, 31	Assistant Secretary	Since 4/2007	Corporate Counsel, The Nottingham Company (Administrator to the Funds), since 2004.	n/a	n/a
Angela D. Mincher 42	Assistant Treasurer	Since 7/2008	Systems Analyst, The Nottingham Company since 2005; previously Fund Accountant since 2001.	n/a	n/a
** Mr. Sloan and Ms. Treadwell are husband and wife.

(Continued)

NCM Capital Mid-Cap Growth Fund

is a series of the

NCM Capital Investment Trust

For Shareholder Service Inquiries:	For Investment Adviser Inquiries:

Documented:	Documented:

NC Shareholder Services, LLC	NCM Capital Advisers, Inc.
116 South Franklin Street	2634 Durham-Chapel Hill Boulevard
Post Office Drawer 4365	Suite 206
Rocky Mount, North Carolina 27803-0365	Durham, North Carolina 27707

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-866-515-4626

World Wide Web @:	World Wide Web @:

ncfunds.com	ncmcapital.com

Item 2. CODE OF ETHICS.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments to any provision of such code of ethics during the period covered by this report.
(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver, from any provision of such code of ethics.
(f)(1)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer is filed pursuant to Item 12.(a)(1) below.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.

On the date of the report, February 28, 2009, the registrant’s audit committee financial expert was Ms. Genevia Gee Fulbright. Ms. Fulbright is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees – Audit fees for the registrant for the fiscal years ended February 29, 2008 and February 28, 2009 were $13,000 and $13,500, respectively. These amounts represent aggregate fees billed by the registrant’s independent accountant, Briggs, Bunting & Dougherty, LLP (“Accountant”), in connection with the annual audit of the registrant’s financial statements and for services normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings.

(b)

Audit-Related Fees – There were no additional fees billed in the fiscal year ended February 29, 2008 and February 28, 2009 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)

Tax Fees – The tax fees billed in fiscal years ended February 29, 2008 and February 28, 2009 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning were $2,000 and $2,000, respectively. These services were for the completion of the fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

(d)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the fiscal years ended February 29, 2008 and February 28, 2009.

(e)(1)

The registrant’s Board of Trustees pre-approved the engagement of the Accountant for each of the last two fiscal years at an audit committee meeting of Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal years ended February 29, 2008 and February 28, 2009 were $2,000 and $2,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser for fiscal years ended February 29, 2008 and February 28, 2009.

(h)	Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11. CONTROLS AND PROCEDURES.

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3) Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NCM Capital Investment Trust

By: (Signature and Title)	/s/ Maceo K. Sloan Maceo K. Sloan President and Principal Executive Officer

Date: April 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Maceo K. Sloan Maceo K. Sloan President and Principal Executive Officer NCM Capital Investment Trust

Date: April 30, 2009

By: (Signature and Title)	/s/ Michael L. Lawrence Treasurer and Principal Financial Officer NCM Capital Investment Trust

Date: April 30, 2009